CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Authorized share capital (in shares)	2,500,000,000	2,500,000,000	2,500,000,000
Nominal value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Shares issued (in shares)	1,180,536,830	1,180,536,830	1,180,536,830